Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Other Intangible Assets, Net [Abstract]
OTHER INTANGIBLE ASSETS, NET

NOTE 8:- OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	Weighted average remaining useful life (years)	December 31,
		2022	2021
Original amounts:

Customer relationships	6.7	$55,178	$57,317
Technology	3.3	70,264	70,123
Patents	1.5	1,364	1,544

		126,806	128,984

Accumulated amortization:

Customer relationships		27,717	23,940
Technology		53,832	46,960
Patents		1,254	1,145

		82,803	72,045

Other intangible assets, net		$44,003	$56,939

In December 2021, the Company purchased assets from a U.S company, for a total consideration of approximately $600. The acquired assets mainly included customer relationship and technology.

b.	Amortization of other intangible assets was $12,158, $15,630 and $12,127 for 2022, 2021 and 2020, respectively.

c.	Estimated amortization expense for future periods:

2023	$11,751
2024	8,862
2025	6,665
2026	6,412
Thereafter	10,313

$44,003